Brumadinho dam failure - Assets write-off (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Corrego do Feijao mine and upstream dams
Brumadinho dam failure
Impairment loss	$ 65	$ 219